Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated depreciation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	$ (385,888)	$ (341,002)
Depreciation charges in the period	(60,904)	(56,311)
Sales and disposals in the period	1,492	16,241
Other	0	(4,816)
Balances ending	(445,301)	(385,888)
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(140,805)	(129,344)
Depreciation charges in the period	(20,620)	(19,026)
Sales and disposals in the period	4	12,381
Other		(4,816)
Balances ending	(161,422)	(140,805)
Equipment [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(190,636)	(164,106)
Depreciation charges in the period	(30,976)	(28,370)
Sales and disposals in the period	1,005	1,840
Other
Balances ending	(220,607)	(190,636)
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of accumulated depreciation [Line Items]
Balances beginning	(54,447)	(47,552)
Depreciation charges in the period	(9,308)	(8,915)
Sales and disposals in the period	483	2,020
Other
Balances ending	$ (63,272)	$ (54,447)